Note 14 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Note 14 - Income Taxes

Note 14 - Income Taxes

The Company recorded an income tax provision of $11,084 and $0 for the nine months ended September 30, 2025 and 2024 respectively and $11,084 and $0 for the three months ended September 30, 2025 and 2024 respectively. We maintain a 100% valuation allowance on total deferred tax assets. Management believes it is more likely than not that the related deferred tax asset will not be realized.

Note 12 – Income taxes

U.S. and foreign components of income (loss) before income taxes were as follows:

	For the Years Ended
	December 31, 2024	December 31, 2023
U.S	$(8,490,960)	$(7,673,207)
Foreign	(111,765)	—
Total	$(8,602,725)	$(7,673,207)

Provision for income taxes for the year ended December 31, 2024 and 2023 are as follows:

	2024	2023
Current
Federal	$—	$—
State - incl franchise taxes	—	—
Foreign	56,055	—
	$56,055	$—
Deferred
Federal	$—	$—
State - incl franchise taxes	—	—
Foreign	—	—
	$—	$—

The differences between the company’s income tax benefit and the benefit computed at the 21% United States statutory income tax rate were as follows:

	For the Years Ended
	December 31
	2024	2023
Income tax recovery at statutory rates (at a rate of 21% for all years presented)	$(1,903,717)	$(1,611,374)
State income taxes, net of federal benefit	(439,486)	—
Expenses not deducted for tax purposes	106,405	21,019
Prior year true up	(530,368)	—
Foreign tax expenses	56,055	—
Change in Valuation Allowance	2,767,166	1,590,355
	$56,055	$—

The tax effects of the temporary differences and carryforwards that give rise to deferred tax assets and liabilities are as follows:

	December 31
Deferred tax assets	2024	2023
Net operating loss carryforwards	$5,613,438	$2,884,919
Deferred commissions	25,199	—
Amortization of intangible assets	27,596	—
Charitable contributions	1,081	2,331
Operating lease liability	91,381	—
Total deferred tax assets	5,758,695	2,887,250
Valuation allowance	(5,666,084)	(2,898,918)
Net deferred tax assets	$92,611	$(11,667)
Deferred tax liabilities
Right-of-use asset	(92,064)	—
Depreciation	(547)	11,667
Total deferred tax liabilities	$(92,611)	$—

Net deferred tax liabilities	$—	$—

The Company accounts for income taxes in accordance with ASC 740 and other authoritative guidance utilizing the asset and liability method. This method requires the recognition of deferred assets or liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets or liabilities are calculated as the difference between the financial statements and the tax bases of assets and liabilities applying enacted tax rates in effect for the period in which the differences are expected to settle. The Company records deferred tax assets or liabilities when management determines it is more likely than not that the tax position will be sustained. A valuation allowance is required for deferred tax assets if, based on available evidence, it is more likely than not that all or some portion of the asset will not be realized due to the inability to generate sufficient taxable income in the period or of the character necessary to use the benefit of the deferred tax asset. On the basis of the evaluation, as of December 31, 2024, the Company has recorded a full valuation allowance against the Company’s net deferred tax asset.

These NOLs do not expire and may be used to offset future taxable income, subject to applicable tax laws and limitations. The Company’s federal NOLs carried forward as of December 31, 2024 are $21,479,789.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.  The company has not identified any uncertain tax positions.

We recognize interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheet. The Company has recorded no penalties and interest in the tax expense for the years ending December 31, 2024 and 2023.

The Company’s income tax returns are open for Examination by U.S. federal and state taxing authorities for the tax years ending December 31, 2021 to December 31, 2023. The Company is not currently under examination by any taxing authorities.